SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use-assets Net
Right of use assets net, beginning balance	$ 549,688	$ 189,009
Addition		458,237
Lease modification		(10,459)
Depreciation charge for the year	(87,149)	(83,314)
Disposal of subsidiaries	(381,864)
Exchange difference	4,459	(3,785)
Right of use assets net, ending balance	85,134	549,688
Expense relating to short-term lease and other leases with lease terms end within 12 months	5,328	30,965
Total cash outflow for leases	$ 106,071	$ 77,751